Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and supplies	$ 20,578	$ 2,263
Work-in-process	11,580	5,348
Finished goods	16,566	5,429
Total inventories	$ 48,724	$ 13,040